Note D - Loans and Allowance for Loan Losses - Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans	$ 734,901	$ 585,752
Less: Allowance for loan losses	(7,699)	(6,648)
Loans, net	727,202	579,104
Residential Portfolio Segment [Member]
Loans	286,022	223,875
Commercial Real Estate Portfolio Segment [Member]
Loans	214,007	169,312
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans	77,605	73,458
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans	90,532	72,002
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	45,870	23,852
Commercial and Industrial Portfolio Segment [Member]
Loans	100,589	81,936
Consumer Portfolio Segment [Member]
Loans	134,283	110,629
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans	59,772	44,566
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	20,861	20,841
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans	$ 53,650	$ 45,222